INCOME TAXES - Expiry Date of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 397	$ 385
After three years from reporting date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	33	32
Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 364	$ 353